Debt - Additional information (Details) € in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 13, 2021 USD ($)	Nov. 30, 2020 EUR (€)	Nov. 30, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Oct. 31, 2020 EUR (€)	Aug. 31, 2020 EUR (€)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 EUR (€)	May 31, 2014 EUR (€)
SSD2 [Member]
Debt Instrument [Line Items]
Principal amount	$ 12,000
Puretech [Member]
Debt Instrument [Line Items]
Principal amount	15,000
Italian Economic Development Agency Loan
Debt Instrument [Line Items]
Principal amount				$ 1,400
Gelesis
Debt Instrument [Line Items]
Principal amount				37,081
Gain on extinguishment of debt					$ 297
Gelesis | SSD2 [Member]
Debt Instrument [Line Items]
Principal amount	12,000
Gelesis | Puretech [Member]
Debt Instrument [Line Items]
Principal amount	$ 15,000
Gelesis | Italian Economic Development Agency Loan
Debt Instrument [Line Items]
Principal amount | €												€ 1,200
Interest rate (as a percent)												0.332%
Gelesis | Intesa Sanpaolo Loan, November 2019
Debt Instrument [Line Items]
Principal amount			€ 2,400	2,800
Convertible debt payment due time			3 months
Net of transaction costs			€ 100	100
Gelesis | Intesa Sanpaolo Loan, November 2019 | Euribor rate
Debt Instrument [Line Items]
Interest rate (as a percent)			2.30%
Gelesis | Intesa Sanpaolo Loan, 2020
Debt Instrument [Line Items]
Principal amount				5,700			€ 5,000
Net of transaction costs				14,000			€ 13,000
Gelesis | Intesa Sanpaolo Loan, March 2021
Debt Instrument [Line Items]
Principal amount				5,400		€ 4,800
Interest rate (as a percent)						0.701%
Net of transaction costs				200		€ 200
Gelesis | Intesa Sanpaolo Loan, March 2021 | Minimum
Debt Instrument [Line Items]
Principal amount | €						€ 5,000
Gelesis | Horizon 2020 Loan, December 2019
Debt Instrument [Line Items]
Principal amount				300							€ 300
Interest rate (as a percent)											0.171%
Net of transaction costs				24,000							€ 21,000
Gelesis | Horizon 2020 Loan, October 2020
Debt Instrument [Line Items]
Principal amount				200				€ 200
Net of transaction costs				22,000				€ 19,000,000
Gelesis | RIF Shareholders Loan
Debt Instrument [Line Items]
Principal amount				16,400					€ 14,500
Interest rate (as a percent)									6.35%
Net of transaction costs				600					€ 500
Gelesis | UniCredit Loan
Debt Instrument [Line Items]
Principal amount		€ 4,900		5,700
Net of transaction costs		€ 100		100
Debt instrument variable rate		2.12%
Gelesis | PPP Loan
Debt Instrument [Line Items]
Principal amount										$ 300
Gain on extinguishment of debt					$ 300
Gelesis | 2021 Bridge Financing
Debt Instrument [Line Items]
Interest rate (as a percent)	10.00%
Percentage on price for conversion	75
Convertible promissory notes (see Note 12)	$ 27,000			27,100
Loss on change in fair value of the convertible promissory notes				$ 100
Gelesis | 2021 Bridge Financing | SSD2 [Member]
Debt Instrument [Line Items]
Principal amount	12,000
Gelesis | 2021 Bridge Financing | Puretech [Member]
Debt Instrument [Line Items]
Principal amount	$ 15,000